SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Reportable Operating Segments

B. Information about reported segment profit or loss and assets:

	US dollars
(in thousands)	Telematics services	Telematics products	Total

Year ended December 31, 2020
Revenues	182,944	62,683	245,627
Operating income	28,666	(835)	27,831
Assets	89,939	22,425	112,364
Goodwill	34,152	5,710	39,862
Expenditures for assets	6,116	1,142	7,258
Depreciation and amortization	12,471	2,008	14,479
Impairment of goodwill	9,479	1,029	10,508
Impairment of intangible assets	1,869	1,792	3,661
Year ended December 31, 2019
Revenues	204,728	74,604	279,332
Operating income	26,092	(3,438)	22,654
Assets	118,361	28,114	146,475
Goodwill	43,383	6,703	50,086
Expenditures for assets	11,050	1,890	12,940
Depreciation and amortization	14,671	2,483	17,154
Impairment of goodwill	11,088	1,204	12,292
Impairment of intangible assets	10,914	2,948	13,862
Year ended December 31, 2018
Revenues	181,357	71,978	253,335
Operating income	56,913	5,465	62,378
Assets	101,305	36,355	137,660
Goodwill	55,069	7,827	62,896
Expenditures for assets	15,677	537	16,214
Depreciation and amortization	8,630	486	9,116

Reconciliation of Reporting Information from Segments to Consolidated Totals

D. Reconciliations of reportable segment revenues, profit or loss, and assets, to the enterprise’s consolidated totals:

	US dollars
	Year ended December 31,
(in thousands)	2020	2019	2018

Total revenues of reportable segment and consolidated revenues	245,627	279,332	253,335

Operating income
Total operating income for reportable segments	27,831	22,654	62,378
Unallocated amounts:
Financing income, net	1,480	576	717
Other income, net	(272)	(26)	13,138
Consolidated income before taxes on income	29,039	23,204	76,233

Assets
Total assets for reportable segments (*)	152,226	196,561	200,556
Other unallocated amounts:
Current assets	117,295	88,777	103,994
Investments in affiliated and other companies	2,171	4,926	7,644
Property and equipment, net	17,180	20,877	20,074
Other unallocated amounts	23,600	28,094	41,524
Consolidated total assets (at year end)	312,472	339,235	373,792

Other significant items
Total expenditures for assets of reportable segments	7,258	12,940	16,214
Unallocated amounts	2,976	5,359	5,168
Consolidated total expenditures for assets	10,234	18,299	21,382

Total depreciation, amortization and impairment for reportable segments	28,648	43,308	9,116
Unallocated amounts	4,352	5,689	5,492
Consolidated total depreciation, amortization and impairment	33,000	48,997	14,608

(*) Including goodwill.

Schedule of Revenues and Long-Lived Assets by Geographical Areas

E. Geographic information

	Revenues
	Year ended December 31,
(in thousands)	2020	2019	2018

Israel	120,515	110,102	116,186
Brazil	61,470	98,020	90,842
Others	63,642	71,210	46,307
Total	245,627	279,332	253,335

	Property and equipment, net
	December 31,
(in thousands)	2020	2019	2018

Israel	13,784	14,967	16,478
Brazil	14,462	21,218	24,562
Others	9,407	9,715	9,420
Total	37,653	45,900	50,460

Schedule of Major Product Lines and Timing of Revenue Recognition

In the following table, revenue is disaggregated by primary major product lines, and timing of revenue recognition for the years ended December 31, 2019 and 2020:

	US dollars
	Reportable segments result of operations
(in thousands)	Year ended December 31, 2019			Year ended December 31, 2020
	Telematics services	Telematics products	Total	Telematics services	Telematics products	Total
At a point of time	-	72,626	72,626	-	60,953	60,953
Over a period of time	204,728	1,978	206,706	182,944	1,730	184,674
	204,728	74,604	279,332	182,944	62,683	245,627